Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay Versus Performance
Pay vs Performance Disclosure, Table

In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge performance at Artelo.

Compensation decisions at Artelo are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in the overview of the executive compensation program, not in replacement.

Pay versus Performance Table - Compensation Definitions

Salary, Bonus, Non-Equity Incentive Plan Compensation, and All Other Compensation are each calculated in the same manner for purposes of both CAP and Summary Compensation Table, or SCT, values. The primary difference between the calculation of CAP and SCT total compensation is “Stock Awards” and “Option Awards.”

	SCT Total	CAP
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

Pay Versus Performance Table

In accordance with the SEC’s new PVP rules, the following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024 and December 31, 2023 and our financial performance for each such fiscal year. For 2025, our PEO was Gergory Gorgas and our sole Non-PEO NEO was Mark Spring, appointed as Chief Financial Officer and Treasurer effective November 1, 2025. Our PEO was our only NEO for each of 2023 and 2024.

						(in thousands) GAAP
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return ($)	Net Income ($)
2025	1,213,770	883,189	41,667	53,296	$7.07	(12,879)
2024	1,060,470	879,831	-	-	$36.68	(9,826)
2023(2)	994,095	664,634	-	-	$48.44	(9,829)

(1) Compensation actually paid (NEO)

The following adjustments were made to the Company’s PEO’s compensation to determine compensation actually paid to PEO (Mr. Gorgas was the Company’s PEO in each of 2023, 2024 and 2025):

Year	Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	1,213,770	346,532	15,951	883,189
2024(2)	1,060,470	240,016	59,377	879,831
2023	994,095	251,644	(77,817)	664,634

Adjustments to equity value

Set out below is a reconciliation of the Equity Award Adjustments column in the table above:

Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for PEO ($)	Fair value as of Vesting Date of Equity Awards Grated and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	55,228	4,140	-	-	59,377
2024	79,821	(124,824)	-	(32,814)	(77,817)
2023	-	(595,502)	-	(213,139)	(808,641)

(2)

The amounts reflected in the columns entitled “Summary Compensation Table Total for PEO”, “Compensation Actually Paid to PEO” and “Deduct Reported Value of Equity Awards” reflect changes from the numbers reported in our 2024 Proxy Statement to correct a calculation error. The illustrative graphs below reflect the updated figures presented herein.

(3)	Compensation actually paid (Non-PEO NEO)

The following adjustments were made to the Company’s Non-PEO NEO’s compensation to determine compensation actually paid to Non-PEO NEO (Mr. Spring was the Company’s sole Non-PEO NEO in 2025. There were no Non-PEO NEOs in each of 2024 and 2023):

Year	Summary Compensation Table Total for Non-PEO NEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEO ($)
2025	106,222	64,555	11,629	53,296
2024	-	-	-	-
2023	-	-	-	-

Analysis of Information Presented in the Pay Versus Performance Table

The following provides an illustration of the relationship between “compensation actually paid” for purposes of the tabular disclosure above and total stockholder return as well as the relationship between compensation actually paid and net loss:

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing by us under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Adjustment To PEO Compensation, Footnote

The following adjustments were made to the Company’s PEO’s compensation to determine compensation actually paid to PEO (Mr. Gorgas was the Company’s PEO in each of 2023, 2024 and 2025):

Year	Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	1,213,770	346,532	15,951	883,189
2024(2)	1,060,470	240,016	59,377	879,831
2023	994,095	251,644	(77,817)	664,634

Adjustments to equity value

Set out below is a reconciliation of the Equity Award Adjustments column in the table above:

Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for PEO ($)	Fair value as of Vesting Date of Equity Awards Grated and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	55,228	4,140	-	-	59,377
2024	79,821	(124,824)	-	(32,814)	(77,817)
2023	-	(595,502)	-	(213,139)	(808,641)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following adjustments were made to the Company’s Non-PEO NEO’s compensation to determine compensation actually paid to Non-PEO NEO (Mr. Spring was the Company’s sole Non-PEO NEO in 2025. There were no Non-PEO NEOs in each of 2024 and 2023):

Year	Summary Compensation Table Total for Non-PEO NEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEO ($)
2025	106,222	64,555	11,629	53,296
2024	-	-	-	-
2023	-	-	-	-

Compensation Actually Paid vs. Net Income

The following provides an illustration of the relationship between “compensation actually paid” for purposes of the tabular disclosure above and total stockholder return as well as the relationship between compensation actually paid and net loss:

PEO Total Compensation Amount	$ 1,213,770	$ 1,060,470	$ 994,095
PEO Actually Paid Compensation Amount	883,189	879,831	664,634
Non-PEO NEO Average Total Compensation Amount	41,667	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	53,296	0	0
Total Shareholder Return Amount	7,070.00	36,680	48,440
Net Income (Loss)	$ 12,879	$ (9,826)	$ (9,829)
PEO Name	Gergory Gorgas	Gergory Gorgas	Gergory Gorgas
Non-PEO NEOs Name	Mark Spring